Cash and cash equivalents (Tables)	12 Months Ended
Mar. 31, 2019
Cash and Cash Equivalents [Abstract]
Cash And Cash Equivalents [Text Block]
Cash and cash equivalents consist of the following:

	As of March 31,
	2019		2018
Cash on hand	Rs.	2	Rs.	2
Balances with banks		2,102		1,454
Term deposits with banks (original maturities less than 3 months)		124		1,182
Cash and cash equivalents in the statement of financial position	Rs.	2,228	Rs.	2,638
Bank overdrafts used for cash management purposes		-		96
Cash and cash equivalents in the statement of cash flow	Rs.	2,228	Rs.	2,542
Restricted cash balances included above
Balance in unclaimed dividend and debenture interest account	Rs.	112	Rs.	72
Other restricted cash balances		12		14